Operating Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases (Textual) [Abstract]
Year of option purchase land	2014
Predetermined price of land at option of Lessee	$ 125,000
Net lease expense	29,000	12,000
Deduction in rental expense	$ 78,000	$ 64,000